Accounts receivable and other receivables - Summary of Disaggregates the Company's Accounts Receivables and Long-Term Receivables (Detail) - USD ($) $ in Thousands	Mar. 30, 2024	Mar. 25, 2023
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	$ 7,775	$ 9,192
Other receivables	3,627	5,439
Accounts receivable and other receivable non current net	11,402	14,631
Current [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	5,555	7,400
Other receivables	872	4,630
Accounts receivable and other receivable non current net	6,427	12,030
1 -30 days past due [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	486	545
Other receivables	1,369	106
Accounts receivable and other receivable non current net	1,855	651
31 -60 days past due [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	83	129
Other receivables	363	228
Accounts receivable and other receivable non current net	446	357
61 -90 days past due [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	101	161
Other receivables	226	55
Accounts receivable and other receivable non current net	327	216
Greater than 90 days past due [Member]
Accounts Receivable, Noncurrent, Past Due [Line Items]
Customer in-house receivables	1,550	957
Other receivables	797	420
Accounts receivable and other receivable non current net	$ 2,347	$ 1,377